Long-Term Investment	12 Months Ended
Mar. 31, 2025
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

Note 8 - LONG-TERM INVESTMENT

Long-term investment consists of the following:

	March 31, 2025	March 31, 2024
Kahamadi Bio (1)	$-	$-
Zhuoli Life (2)	-	-
Long-term investment	$-	$-

(1)	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $0 in the year ended March 31, 2025 and 2024.

(2)	It represents 39% investment in Zhejiang Zhuoli Life Service Co., LTD (“Zhuoli Service”), formerly known as Zhejiang Zhetong Medical Co., Ltd. Zhuoli Service was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhuoli Service. The investment is recorded using the equity method. Zhuoli Service suffered loss of $2,402,376 in the year ended March 31, 2023. An impairment loss of $1,607,537 was recorded in the year ended March 31, 2024. After the impairment, the carrying amount of Zhuoli Service was nil.